SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	U.S. Treasury Securities — 14.1%
	United States Treasury Notes,
	1.375% due 5/31/2020 - 8/31/2020	$ 36,075,000	$ 36,029,365
	1.50% due 5/15/2020 - 10/31/2024	130,350,000	129,492,789
	1.625% due 2/15/2026 - 8/15/2029	199,800,000	195,650,202
	1.75% due 11/15/2029	108,300,000	106,750,476
	2.25% due 11/15/2025 - 8/15/2027	35,637,000	36,628,716
	2.375% due 5/15/2029	58,800,000	61,160,061
	2.50% due 5/31/2020	7,000,000	7,023,680
	2.625% due 2/15/2029	31,970,000	33,901,295
	United States Treasury Notes Inflationary Index,
	0.25% due 1/15/2025 - 7/15/2029	48,735,025	49,178,505
	0.375% due 7/15/2027	66,146,616	67,470,574
	0.875% due 1/15/2029	83,359,122	88,539,649
	Total U.S. Treasury Securities (Cost $802,578,469)		811,825,312
	U.S. Government Agencies — 1.0%
[a]	Durrah MSN 35603 (Guaranty: Export-Import Bank of the United States), 1.684% due 1/22/2025	6,895,126	6,866,488
	Export Leasing (2009), LLC (Guaranty: Export-Import Bank of the United States), 1.859% due 8/28/2021	1,558,931	1,560,364
[a]	MSN 41079 and 41084 Ltd. (Guaranty: Export-Import Bank of the United States), 1.717% due 7/13/2024	5,069,943	5,048,997
	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States),
[a]	1.70% due 12/20/2022	3,120,000	3,106,451
[a,b]	2.351% (LIBOR 3 Month + 0.35%) due 4/15/2025	5,698,000	5,714,847
[a]	2.46% due 12/15/2025	4,500,000	4,449,020
	Reliance Industries Ltd. (Guaranty: Export-Import Bank of the United States),
[a]	1.87% due 1/15/2026	4,666,316	4,655,887
[a]	2.06% due 1/15/2026	975,000	978,486
[a]	2.512% due 1/15/2026	4,225,000	4,281,013
	Small Business Administration Participation Certificates,
	Series 2011-20G Class 1, 3.74% due 7/1/2031	5,357,260	5,611,427
	Series 2011-20K Class 1, 2.87% due 11/1/2031	5,957,214	6,038,066
[c,d,e]	U.S. Department of Transportation, 6.001% due 12/7/2031	3,000,000	3,209,324
[a,b]	Washington Aircraft 2 Co. Ltd. (Guaranty: Export-Import Bank of the United States), 2.377% (LIBOR 3 Month + 0.43%) due 6/26/2024	4,692,467	4,695,901
	Total U.S. Government Agencies (Cost $56,406,950)		56,216,271
	Other Government — 0.9%
[a,c]	Bermuda Government International Bond, 4.138% due 1/3/2023	4,000,000	4,185,040
	Carpintero Finance Ltd. (Guaranty: Export Credits Guarantee Department),
[a,c]	2.004% due 9/18/2024	4,890,701	4,897,860
[a,c]	2.581% due 11/11/2024	7,094,809	7,203,792
[a,c]	Khadrawy Ltd. (Guaranty: Export Credits Guarantee Department), 2.471% due 3/31/2025	3,364,066	3,310,240
[a,b,c]	Korea Expressway Corp., 2.666% (LIBOR 3 Month + 0.70%) due 4/20/2020	15,000,000	15,011,107
[a]	North American Development Bank, 4.375% due 2/11/2020	15,500,000	15,543,392
	Total Other Government (Cost $49,886,059)		50,151,431
	Mortgage Backed — 21.3%
	Angel Oak Mortgage Trust LLC, Whole Loan Securities Trust CMO,
[c,f]	Series 2017-1 Class A2, 3.085% due 1/25/2047	939,321	937,644
[c,f]	Series 2017-3 Class A1, 2.708% due 11/25/2047	2,665,594	2,660,318
[c,f]	Series 2018-1 Class A1, 3.258% due 4/27/2048	4,670,261	4,679,004
[c,f]	Series 2018-2 Class A1, 3.674% due 7/27/2048	5,010,282	5,040,581
	Arroyo Mortgage Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2018-1 Class A1, 3.763% due 4/25/2048	10,523,817	10,618,277
[c,f]	Series 2019-1 Class A1, 3.805% due 1/25/2049	17,325,559	17,450,143
[c,f]	Series 2019-2 Class A1, 3.347% due 4/25/2049	8,681,278	8,756,518
[c,f]	Series 2019-3 Class A1, 2.962% due 10/25/2048	20,350,598	20,166,918
[c]	Barclays Commercial Mortgage Securities LLC, Series 2015-STP Class A, 3.323% due 9/10/2028	3,237,712	3,253,202
[b,c]	Bayview Commercial Asset Trust CMO, Series 2004-3 Class A2, 2.422% (LIBOR 1 Month + 0.63%) due 1/25/2035	1,449,623	1,431,502
[c]	Bravo Residential Funding Trust, Whole Loan Securities Trust CMO, Series 2019-1 Class A1C, 3.50% due 3/25/2058	7,504,487	7,708,442
[c,f]	CIM Trust, Whole Loan Securities Trust CMO, Series 18-INV1 Class A4, 4.00% due 8/25/2048	6,353,023	6,502,180
	Citigroup Mortgage Loan Trust, Inc., Whole Loan Securities Trust CMO,
[f]	Series 2004-HYB2 Class B1, 4.838% due 3/25/2034	95,105	83,833
[c,f]	Series 2014-A Class A, 4.00% due 1/25/2035	1,431,630	1,453,839

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	COMM Mortgage Trust, Series 2016-DC2 Class A1, 1.82% due 2/10/2049	$ 7,225,812	$ 7,214,616
[c,f]	Credit Suisse Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-HL2 Class A3, 3.50% due 10/25/2047	11,176,685	11,315,964
[b,c]	DBUBS Mortgage Trust, Series 2011-LC2A Class A1FL, 3.086% (LIBOR 1 Month + 1.35%) due 7/12/2044	1,197,993	1,200,391
[c,f]	Ellington Financial Mortgage Trust 2019-2, Whole Loan Securities Trust CMO, Series 2019-2 Class A1, 2.739% due 11/25/2059	18,384,319	18,323,748
[c]	FDIC Trust, Whole Loan Securities Trust CMO, Series 2013-R1 Class A, 1.15% due 3/25/2033	367,425	366,016
	Federal Home Loan Mtg Corp.,
	Pool G15643, 3.00% due 10/1/2030	12,710,557	13,092,257
	Pool J17504, 3.00% due 12/1/2026	919,687	943,569
	Pool ZS7299, 3.00% due 10/1/2030	16,371,057	16,853,583
	Federal Home Loan Mtg Corp., CMO, Series K038 Class A1, 2.604% due 10/25/2023	5,561,359	5,602,132
	Federal Home Loan Mtg Corp., CMO REMIC,
	Series 2682 Class JG, 4.50% due 10/15/2023	238,517	245,678
	Series 3195 Class PD, 6.50% due 7/15/2036	526,277	590,775
	Series 3291 Class BY, 4.50% due 3/15/2022	87,832	88,754
	Series 3504 Class PC, 4.00% due 1/15/2039	12,525	12,666
	Series 3838 Class GV, 4.00% due 3/15/2024	4,694,594	4,838,417
	Series 3919 Class VB, 4.00% due 8/15/2024	2,519,055	2,592,645
	Series 3922 Class PQ, 2.00% due 4/15/2041	780,730	774,814
	Series 4050 Class MV, 3.50% due 8/15/2023	1,478,860	1,502,892
	Series 4072 Class VA, 3.50% due 10/15/2023	1,162,411	1,181,706
	Series 4079 Class WV, 3.50% due 3/15/2027	2,111,434	2,159,875
	Series 4097 Class TE, 1.75% due 5/15/2039	2,650,063	2,625,311
	Series 4120 Class TC, 1.50% due 10/15/2027	1,701,613	1,658,646
	Federal Home Loan Mtg Corp., Multi-Family Structured Pass Through,
	Series K030 Class A1, 2.779% due 9/25/2022	2,115,589	2,134,301
	Series K716 Class A1, 2.413% due 1/25/2021	258,762	258,435
	Series K717 Class A2, 2.991% due 9/25/2021	4,691,076	4,744,440
	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates,
[f]	Series K031 Class A2, 3.30% due 4/25/2023	9,203,000	9,564,087
	Series K039 Class A1, 2.683% due 12/25/2023	3,515,934	3,556,945
[f]	Series K719 Class A2, 2.731% due 6/25/2022	6,355,000	6,388,113
	Series K722 Class A2, 2.406% due 3/25/2023	4,800,000	4,846,548
	Series K725 Class A1, 2.666% due 5/25/2023	6,713,009	6,782,612
[f,g]	Federal Home Loan Mtg Corp., Multifamily Structured Pass Through Certificates IO, Series K008 Class X1, 1.479% due 6/25/2020	28,440,502	57,106
	Federal Home Loan Mtg Corp., REMIC,
	Pool D98887, 3.50% due 1/1/2032	2,679,374	2,797,672
	Pool G16710, 3.00% due 11/1/2030	705,107	725,180
	Pool T65457, 3.00% due 1/1/2048	25,070,586	25,352,820
	Pool ZT1958, 3.00% due 5/1/2034	19,726,368	20,394,091
[e]	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer CMO, Series 2017-1 Class HA, 3.00% due 1/25/2056	9,360,336	9,509,792
	Federal Home Loan Mtg Corp., Seasoned Credit Risk Transfer, Whole Loan Securities Trust CMO,
[e]	Series 2017-3 Class HA, 3.25% due 7/25/2056	16,226,886	16,619,901
[e]	Series 2017-4 Class HT, 3.25% due 6/25/2057	13,932,424	13,958,134
[e]	Series 2018-1 Class HA, 2.75% due 5/25/2057	9,639,899	9,801,787
[f]	Series 2018-2 Class HA, 3.00% due 11/25/2057	23,408,658	23,809,735
	Series 2018-3 Class HA, 3.00% due 8/25/2057	24,483,267	24,910,103
	Series 2018-4 Class HA, 3.00% due 3/25/2058	20,266,267	20,593,739
	Series 2019-1 Class MA, 3.50% due 7/25/2058	18,685,582	19,229,840
	Series 2019-2 Class MA, 3.50% due 8/25/2058	46,064,968	47,525,412
	Series 2019-3 Class MA, 3.50% due 10/25/2058	26,588,197	27,440,275
	Series 2019-4 Class MA, 3.00% due 2/25/2059	34,778,890	35,292,710
	Federal Home Loan Mtg Corp., Whole Loan Securities Trust CMO,
	Series 2016-SC01 Class 2A, 3.50% due 7/25/2046	5,070,076	5,189,562
	Series 2017-SC01 Class 1A, 3.00% due 12/25/2046	44,256,946	44,247,776
[h]	Series 2017-SC02 Class 2A, 3.50% due 5/25/2047	4,195,443	4,194,531
	Series 2017-SC02 Class 2A1, 3.50% due 5/25/2047	3,182,363	3,205,591
	Federal National Mtg Assoc.,
	Pool 469616, 3.50% due 11/1/2021	3,515,998	3,586,533
	Pool 897936, 5.50% due 8/1/2021	80,072	81,637
	Pool AB7997, 2.50% due 2/1/2023	1,398,940	1,411,481
	Pool AB8442, 2.00% due 2/1/2028	17,318,361	17,269,653
	Pool AE0160, 4.416% due 6/1/2020	2,185,809	2,190,001
	Pool AE0704, 4.00% due 1/1/2026	3,582,352	3,735,001
	Pool AK6518, 3.00% due 3/1/2027	1,149,980	1,179,562
	Pool AL9445, 3.00% due 7/1/2031	48,351,397	49,806,740

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Pool AL9612, 3.50% due 11/1/2043	$ 6,425,687	$ 6,763,670
	Pool AS3111, 3.00% due 8/1/2029	7,053,298	7,252,372
	Pool AS4916, 3.00% due 5/1/2030	787,576	809,558
	Pool AS7323, 2.50% due 6/1/2031	4,417,428	4,477,737
	Pool AS9733, 4.00% due 6/1/2047	25,847,614	27,821,899
	Pool AS9749, 4.00% due 6/1/2047	15,130,513	15,898,488
	Pool AV5059, 3.00% due 2/1/2029	4,585,805	4,712,370
	Pool BM4324, 3.50% due 7/1/2033	5,770,215	6,061,845
	Pool BM5462, 3.00% due 11/1/2032	15,654,905	16,091,862
	Pool BM5490, 3.50% due 11/1/2031	8,224,984	8,553,289
	Pool CA0200, 3.00% due 8/1/2032	15,555,095	16,076,763
	Pool CA3430, 3.50% due 4/1/2034	22,844,709	24,027,850
	Pool CA3904, 3.00% due 7/1/2034	13,577,561	14,054,124
	Pool CA4102, 3.50% due 8/1/2029	9,483,372	9,903,396
	Pool FM1126, 3.00% due 3/1/2033	9,200,555	9,457,359
	Pool MA1278, 2.50% due 12/1/2022	1,854,963	1,871,593
	Pool MA1585, 2.00% due 9/1/2023	2,948,545	2,950,373
	Pool MA2815, 3.00% due 11/1/2026	2,283,407	2,344,287
	Pool MA3465, 4.00% due 9/1/2038	16,950,940	17,880,178
	Pool MA3681, 3.00% due 6/1/2034	15,085,939	15,464,586
	Pool MA3826, 3.00% due 11/1/2029	16,903,978	17,412,776
	Federal National Mtg Assoc., CMO REMIC,
	Series 2007-42 Class PA, 5.50% due 4/25/2037	112,429	116,239
[f]	Series 2009-17 Class AH, 0.609% due 3/25/2039	549,373	470,580
	Series 2009-52 Class AJ, 4.00% due 7/25/2024	6,513	6,573
	Series 2012-129 Class LA, 3.50% due 12/25/2042	5,674,483	5,840,486
	Series 2012-36 Class CV, 4.00% due 6/25/2023	1,277,849	1,301,121
[b]	Series 2013-81 Class FW, 2.092% (LIBOR 1 Month + 0.30%) due 1/25/2043	7,623,864	7,547,132
	Federal National Mtg Assoc., Grantor Trust, Series 2017-T1 Class A, 2.898% due 6/25/2027	17,964,948	18,423,203
[c,f]	Finance of America Structured Securities Trust, Whole Loan Securities Trust CMO, Series 2018-HB1 Class A, 3.375% due 9/25/2028	6,167,939	6,167,325
[c,f]	Flagstar Mortgage Trust, Whole Loan Securities Trust CMO, Series 2017-1 Class 2A2, 3.00% due 3/25/2047	8,357,459	8,358,951
[c,f]	FWD Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-INV1 Class A1, 2.81% due 6/25/2049	6,820,335	6,807,964
[c,f]	Galton Funding Mortgage Trust, Whole Loan Securities Trust CMO, Series 2018-1 Class A43, 3.50% due 11/25/2057	2,357,502	2,375,296
[c,f]	GCAT 2019-NQM3 LLC, Whole Loan Securities Trust CMO, Series 2019-NQM3 Class A1, 2.686% due 11/25/2059	14,667,846	14,589,225
[c,e]	GCAT LLC, Whole Loan Securities Trust CMO, Series 2019-NQM1 Class A1, 2.985% due 2/25/2059	17,260,128	17,351,856
[c,e]	GCAT Trust, Whole Loan Securities Trust CMO, Series 2019-NQM2 Class A1, 2.855% due 9/25/2059	18,867,122	18,768,250
	Government National Mtg Assoc.,
[f]	Pool 731491, 5.128% due 12/20/2060	425,712	433,351
[f]	Pool 751388, 5.31% due 1/20/2061	249,377	249,445
	Pool 783299, 4.50% due 2/15/2022	2,352	2,358
[b]	Pool MA0100, 3.875% (H15T1Y + 1.50%) due 5/20/2042	455,394	470,875
	Government National Mtg Assoc., CMO, Series 2009-68 Class DP, 4.50% due 11/16/2038	152,902	157,383
	Homeward Opportunities Fund I Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2018-1 Class A1, 3.766% due 6/25/2048	7,737,728	7,818,202
[c,f]	Series 2018-1 Class A3, 3.999% due 6/25/2048	3,666,217	3,711,320
[c,f]	Series 2019-1 Class A1, 3.454% due 1/25/2059	13,642,677	13,763,064
	JPMorgan Mortgage Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2017-2 Class A6, 3.00% due 5/25/2047	13,734,156	13,783,959
[c,f]	Series 2017-6 Class A5, 3.50% due 12/25/2048	15,291,584	15,517,373
[c,f]	Mello Mortgage Capital Acceptance, Whole Loan Securities Trust CMO, Series 2018-MTG1 Class A3, 3.50% due 3/25/2048	9,282,653	9,405,959
[f]	Merrill Lynch Mortgage Investors Trust, Whole Loan Securities Trust CMO, Series 2004-A4 Class M1, 4.348% due 8/25/2034	281,654	251,606
[c,f]	Metlife Securitization Trust, Whole Loan Securities Trust CMO, Series 2019-1A Class A1A, 3.75% due 4/25/2058	4,622,144	4,762,856
	Mortgage-Linked Amortizing Notes CMO, Series 2012-1 Class A10, 2.06% due 1/15/2022	322,157	322,959
	New Residential Mortgage Loan Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2017-2A Class A3, 4.00% due 3/25/2057	7,134,175	7,453,108
[c,f]	Series 2017-3A Class A1, 4.00% due 4/25/2057	8,998,713	9,330,042
[c,f]	Series 2017-4A Class A1, 4.00% due 5/25/2057	11,325,343	11,773,823
[b,c]	Series 2017-5A Class A1, 3.292% (LIBOR 1 Month + 1.50%) due 6/25/2057	912,633	921,851
[c,f]	Series 2017-6A Class A1, 4.00% due 8/27/2057	4,072,524	4,224,153
[c,f]	Series 2018-1A Class A1A, 4.00% due 12/25/2057	4,886,635	5,060,280
[c,f]	Series 2018-2A Class A1, 4.50% due 2/25/2058	10,383,923	10,853,654
[c,f]	Series 2018-NQM1 Class A1, 3.986% due 11/25/2048	15,065,473	15,229,500
[c,f]	Series 2018-RPL1 Class A1, 3.50% due 12/25/2057	6,412,892	6,568,191
	RAMP Trust, Whole Loan Securities Trust CMO, Series 2003-SL1 Class A31, 7.125% due 4/25/2031	845,762	858,342

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Sequoia Mortgage Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2017-4 Class A4, 3.50% due 7/25/2047	$ 2,811,280	$ 2,839,507
[c,f]	Series 2017-5 Class A4, 3.50% due 8/25/2047	7,174,848	7,301,416
[c,f]	SG Residential Mortgage Trust, Whole Loan Securities Trust CMO, Series 2019-3 Class A1, 2.703% due 9/25/2059	17,297,025	17,247,834
[c,f]	Shellpoint Asset Funding Trust, Whole Loan Securities Trust CMO, Series 2013-1 Class A1, 3.75% due 7/25/2043	4,501,258	4,574,162
[f]	Structured Asset Securities Corp. Mortgage Pass-Through Ctfs, Whole Loan Securities Trust CMO, Series 2003-9A Class 2A2, 4.135% due 3/25/2033	745,038	752,884
	Verus Securitization Trust, Whole Loan Securities Trust CMO,
[c,f]	Series 2017-2A Class A1, 2.485% due 7/25/2047	5,356,059	5,318,245
[c,f]	Series 2018-2 Class A1, 3.677% due 6/1/2058	7,782,353	7,799,627
[c,f]	Series 2018-3 Class A1, 4.108% due 10/25/2058	8,015,651	8,066,724
[c,e]	Series 2019-3 Class A1, 2.784% due 7/25/2059	23,663,048	23,716,349
[c,f]	Wells Fargo Commercial Mortgage Trust, Series 2013-120B Class A, 2.71% due 3/18/2028	15,000,000	14,980,654
	Total Mortgage Backed (Cost $1,219,182,105)		1,229,850,334
	Asset Backed Securities — 17.8%
	Advance Receivables — 0.5%
[c]	New Residential Advance Receivables Trust Advance Receivables Backed 2019-T2, Series 2019-T2 Class AT2, 2.52% due 8/15/2053	31,650,000	31,407,412
			31,407,412
	Asset-Backed - Finance & Insurance — 6.4%
[c]	Aqua Finance Trust, Series 2019-A Class A, 3.14% due 7/16/2040	15,643,431	15,685,474
[c]	BCC Funding Corp. XVI, LLC, Series 2019-1A Class A2, 2.46% due 8/20/2024	24,000,000	23,948,575
	Conn’s Receivables Funding, LLC,
[c]	Series 2019-A Class A, 3.40% due 10/16/2023	3,621,827	3,637,204
[c]	Series 2019-B Class A, 2.66% due 6/17/2024	5,634,051	5,637,131
[c]	ExteNet, LLC, Series 2019-1A Class A2, 3.204% due 7/26/2049	9,855,000	9,903,109
	Freed ABS Trust,
[c]	Series 2019-1 Class-A, 3.42% due 6/18/2026	3,001,521	3,014,147
[c]	Series 2019-2 Class A, 2.62% due 11/18/2026	9,911,049	9,909,444
[c]	Hilton Grand Vacations Trust, Series 2019-AA Class A, 2.34% due 7/25/2033	12,348,938	12,309,898
	Lendingpoint Asset Securitization Trust,
[c]	Series 2019-1 Class A, 3.154% due 8/15/2025	11,794,654	11,815,927
[c]	Series 2019-2 Class A, 3.071% due 11/10/2025	20,137,031	20,139,522
[c]	LL ABS Trust, Series 2019-1A Class A, 2.87% due 3/15/2027	14,020,000	14,020,578
[c]	Meltel Land Funding, LLC, Series 2019-1A Class A, 3.768% due 4/15/2049	9,400,000	9,562,521
[c]	New Residential Advance Receivables Trust Advance Receivables Backed, Series 2019-T5 Class AT5, 2.425% due 10/15/2051	31,000,000	31,008,004
[c]	New Residential Advance Receivables Trust Advance Receivables Backed 2019-T4, Series 2019-T4 Class AT4, 2.329% due 10/15/2051	17,400,000	17,355,854
[c]	NP SPE II, LLC, Series 2019-2A Class A1, 2.864% due 11/19/2049	13,954,843	13,926,980
[c]	NRZ Advance Receivables Trust , Series 2019-T1 Class AT1, 2.59% due 7/15/2052	27,675,000	27,719,834
[c]	Pawnee Equipment Receivables, Series 2019-1 Class A2, 2.29% due 10/15/2024	28,255,000	28,140,372
	SCF Equipment Leasing, LLC,
[c]	Series 2019-1A Class A1, 3.04% due 3/20/2023	6,593,611	6,611,972
[c]	Series 2019-2A Class A1, 2.22% due 6/20/2024	17,856,549	17,854,065
[c]	Sierra Timeshare Receivables Funding, LLC, Series 2019-1A Class A, 3.20% due 1/20/2036	3,204,927	3,235,820
[c]	Small Business Lending Trust, Series 2019-A Class A, 2.85% due 7/15/2026	7,067,377	7,065,293
	Sofi Consumer Loan Program Trust,
[c]	Series 2018-1 Class A2, 3.14% due 2/25/2027	411,815	413,993
[c]	Series 2019-3 Class A, 2.90% due 5/25/2028	17,785,763	17,879,078
[c]	SpringCastle Funding, Series 2019-AA Class A, 3.20% due 5/27/2036	26,739,197	26,954,659
	Upstart Securitization Trust,
[c]	Series 2019-1 Class B, 4.19% due 4/20/2026	14,850,000	14,977,894
[c]	Series 2019-2 Class A, 2.897% due 9/20/2029	17,451,544	17,504,355
			370,231,703
	Auto Receivables — 2.3%
[c]	ACC Trust, Series 2019-2 Class A, 2.82% due 2/21/2023	18,591,738	18,554,649
	American Credit Acceptance Receivables Trust,
[c]	Series 2016-4 Class C, 2.91% due 2/13/2023	71,527	71,536
[c]	Series 2018-3 Class B, 3.49% due 6/13/2022	2,918,849	2,923,591
[c]	Arivo Acceptance Auto Loan Receivables Trust, Series 2019-1 Class A, 2.99% due 7/15/2024	5,686,562	5,679,283
[c]	Avid Automobile Receivables Trust, Series 2019-1 Class A, 2.62% due 2/15/2024	5,467,092	5,467,423
[c]	Avis Budget Rental Car Funding AESOP, LLC, Series 2015-2A Class A, 2.63% due 12/20/2021	6,000,000	6,015,821
[c]	CarNow Auto Receivables Trust, Series 2019-1A Class A, 2.72% due 11/15/2022	8,945,912	8,959,460

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[c]	CIG Auto Receivables Trust, Series 2017-1A Class A, 2.71% due 5/15/2023	$ 726,078	$ 726,899
[c]	CPS Auto Receivables Trust, Series 2019-A Class B, 3.58% due 12/16/2024	11,800,000	11,922,400
[c]	Enterprise Fleet Financing, LLC, Series 2017-1 Class A2, 2.13% due 7/20/2022	533,353	533,291
	Foursight Capital Automobile Receivables Trust,
[c]	Series 2016-1 Class A2, 2.87% due 10/15/2021	877,641	877,957
[c]	Series 2019-1 Class A2, 2.58% due 3/15/2023	8,571,711	8,583,305
[c]	GLS Auto Receivables Issuer Trust, Series 2019-4A Class A, 2.47% due 11/15/2023	10,075,187	10,076,258
	GLS Auto Receivables Trust,
[c]	Series 2018-2A Class A, 3.25% due 4/18/2022	1,677,586	1,680,728
[c]	Series 2018-3A Class A, 3.35% due 8/15/2022	3,038,726	3,050,858
[c]	Series 2019-1A Class A, 3.37% due 1/17/2023	7,537,542	7,581,029
[a,c]	Oscar US Funding XI, LLC, Series 2019-2A Class A3, 2.59% due 9/11/2023	14,400,000	14,476,914
[c]	Skopos Auto Receivables Trust, Series 2019-1A Class A, 2.90% due 12/15/2022	8,325,861	8,338,843
[c]	Tesla Auto Lease Trust, Series 2018-B Class A, 3.71% due 8/20/2021	4,913,699	4,978,500
[c]	U.S. Auto Funding, LLC, Series 2019-1A Class A, 3.61% due 4/15/2022	5,905,507	5,924,821
[b,c]	Volvo Financial Equipment Master Owner Trust, Series 2017-A Class A, 2.24% (LIBOR 1 Month + 0.50%) due 11/15/2022	3,350,000	3,357,790
			129,781,356
	Other Asset Backed — 6.0%
	Appalachian Consumer Rate Relief Funding, LLC, Series 2013-1 Class A1, 2.008% due 2/1/2024	6,047,771	6,044,507
[c]	Avant Loans Funding Trust, Series 2019-A Class A, 3.48% due 7/15/2022	5,653,251	5,676,088
	AXIS Equipment Finance Receivables VI, LLC,
[c]	Series 2018-2A Class A2, 3.89% due 7/20/2022	4,598,085	4,668,895
[c]	Series 2019-1A Class A2, 2.63% due 6/20/2024	8,400,000	8,420,616
[c,f]	Bayview Opportunity Master Fund IV Trust, Series 2017-RT1 Class A1, 3.00% due 3/28/2057	2,751,422	2,769,780
[c]	BCC Funding XIV, LLC, Series 2018-1A Class A2, 2.96% due 6/20/2023	1,787,307	1,793,382
[c]	BRE Grand Islander Timeshare Issuer, LLC, Series 2017-1A Class A, 2.94% due 5/25/2029	2,878,398	2,880,328
	Consumer Loan Underlying Bond Credit Trust,
[c]	Series 2018-P2 Class A, 3.47% due 10/15/2025	2,992,840	3,007,632
[c]	Series 2018-P3 Class A, 3.82% due 1/15/2026	3,368,052	3,394,972
[c]	Dell Equipment Finance Trust, Series 2018-1 Class A2A, 2.97% due 10/22/2020	1,796,941	1,799,275
	Diamond Resorts Owner Trust,
[c]	Series 2018-1 Class A, 3.70% due 1/21/2031	7,553,687	7,728,226
[c]	Series 2019-1A Class A, 2.89% due 2/20/2032	20,597,022	20,574,804
[a,c]	ECAF I Ltd., Series 2015-1A Class A2, 4.947% due 6/15/2040	4,556,666	4,578,829
	Entergy New Orleans Storm Recovery Funding I, LLC, Series 2015-1 Class A, 2.67% due 6/1/2027	8,271,525	8,356,728
	Foundation Finance Trust,
[c]	Series 2017-1A Class A, 3.30% due 7/15/2033	3,207,907	3,224,171
[c]	Series 2019-1A Class A, 3.86% due 11/15/2034	11,463,882	11,633,613
[a,c]	Global SC Finance IV Ltd., Series 2017-1A Class A, 3.85% due 4/15/2037	6,350,841	6,502,289
	HERO Funding Trust,
[c]	Series 2015-1A Class A, 3.84% due 9/21/2040	6,382,703	6,558,032
[c]	Series 2017-2A Class A1, 3.28% due 9/20/2048	1,233,195	1,247,062
	Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2014-ELL Class A1, 1.66% due 2/1/2022	239,804	239,732
	Nationstar HECM Loan Trust,
[c,f]	Series 2018-2A Class A, 3.188% due 7/25/2028	1,448,773	1,449,864
[c,f]	Series 2019-1A Class A, 2.651% due 6/25/2029	8,586,222	8,589,897
[b,c]	Navient Private Education Loan Trust, Student Loan, Series 2015-AA Class A2B, 2.94% (LIBOR 1 Month + 1.20%) due 12/15/2028	3,388,232	3,411,028
[b]	Navient Student Loan Trust, Student Loan, Series 2014-1 Class A3, 2.302% (LIBOR 1 Month + 0.51%) due 6/25/2031	8,135,386	7,991,947
[b,c]	Nelnet Student Loan Trust, Student Loan, Series 2013-1A Class A, 2.392% (LIBOR 1 Month + 0.60%) due 6/25/2041	5,508,828	5,455,083
[b,c,d]	Northwind Holdings, LLC, Series 2007-1A Class A1, 2.687% (LIBOR 3 Month + 0.78%) due 12/1/2037	700,000	691,600
	Ocwen Master Advance Receivables Trust,
[c]	Series 2019-T1 Class AT1, 2.514% due 8/15/2050	10,500,000	10,528,936
[c]	Series 2019-T2 Class AT2, 2.419% due 8/15/2051	7,900,000	7,939,908
[c]	Oportun Funding VI, LLC, Series 2017-A Class A, 3.23% due 6/8/2023	5,500,000	5,502,398
[c]	Oportun Funding VII, LLC, Series 2017-B Class A, 3.22% due 10/10/2023	7,500,000	7,538,743
	PFS Financing Corp.,
[b,c]	Series 2017-BA Class A1, 2.34% (LIBOR 1 Month + 0.60%) due 7/15/2022	16,900,000	16,912,075
[c]	Series 2017-D Class A, 2.40% due 10/17/2022	10,000,000	10,017,038
[c]	Series 2018-B Class A, 2.89% due 2/15/2023	7,400,000	7,456,352
[c]	Purchasing Power Funding, LLC, Series 2018-A Class A, 3.34% due 8/15/2022	9,400,000	9,423,082
[c,d]	Scala Funding Co., LLC, Series 2016-1 Class A, 3.91% due 2/15/2021	2,000,000	1,966,000
[c]	SCF Equipment Leasing, LLC, Series 2018-1A Class A2, 3.63% due 10/20/2024	5,439,161	5,460,706

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Sierra Timeshare Receivables Funding, LLC,
[c]	Series 2015-2A Class A, 2.43% due 6/20/2032	$ 771,495	$ 771,182
[c]	Series 2015-3A Class A, 2.58% due 9/20/2032	2,121,314	2,121,302
	Small Business Administration,
	Series 2001-20J Class 1, 5.76% due 10/1/2021	38,546	38,532
	Series 2008-20D Class 1, 5.37% due 4/1/2028	821,081	866,815
	Series 2009-20E Class 1, 4.43% due 5/1/2029	466,538	486,479
	Series 2009-20K Class 1, 4.09% due 11/1/2029	3,559,409	3,730,140
	Series 2011-20E Class 1, 3.79% due 5/1/2031	4,439,864	4,638,827
	Series 2011-20F Class 1, 3.67% due 6/1/2031	709,262	749,738
	Series 2011-20I Class 1, 2.85% due 9/1/2031	7,770,179	7,906,736
	Series 2012-20D Class 1, 2.67% due 4/1/2032	5,582,245	5,686,956
	Series 2012-20J Class 1, 2.18% due 10/1/2032	4,513,111	4,488,892
	Series 2012-20K Class 1, 2.09% due 11/1/2032	2,829,240	2,806,936
[b,c]	SMB Private Education Loan Trust, Student Loan, Series 2015-A Class A3, 3.24% (LIBOR 1 Month + 1.50%) due 2/17/2032	10,000,000	10,129,729
[c]	Sofi Consumer Loan Program, LLC, Series 2017-3 Class A, 2.77% due 5/25/2026	1,016,589	1,019,220
[c]	SoFi Professional Loan Program, LLC, Student Loan, Series 2017-E Class A2B, 2.72% due 11/26/2040	6,000,000	6,045,893
[c]	Sonic Capital, LLC, Series 2016-1A Class A2, 4.472% due 5/20/2046	8,719,751	8,852,866
[c]	SPS Servicer Advance Receivables Trust Advance Receivables Backed Notes, Series 2019-T2 Class AT2, 2.32% due 10/15/2052	19,637,000	19,625,110
[c]	Tax Ease Funding, LLC, Series 2016-1A Class A, 3.131% due 6/15/2028	3,579,213	3,577,189
	Towd Point Mortgage Trust,
[c,f]	Series 2016-5 Class A1, 2.50% due 10/25/2056	7,374,898	7,367,331
[c,f]	Series 2017-1 Class A1, 2.75% due 10/25/2056	4,145,660	4,174,568
[c,f]	Series 2018-2 Class A1, 3.25% due 3/25/2058	9,324,020	9,462,667
[c,f]	Series 2018-3 Class A1, 3.75% due 5/25/2058	6,275,713	6,485,694
[c,f]	Series 2018-6 Class A1A, 3.75% due 3/25/2058	12,047,145	12,357,608
[c]	Westgate Resorts, LLC, Series 2016-1A Class A, 3.50% due 12/20/2028	2,975,959	2,987,897
			347,811,925
	Student Loan — 2.6%
[c]	Commonbond Student Loan Trust, Series 18-CGS, Class A1, 3.87% due 2/25/2046	8,058,116	8,269,928
	Navient Private Education Refinance Loan Trust,
[c]	Series 2018-CA Class A1, 3.01% due 6/16/2042	1,595,710	1,602,572
[b,c]	Series 2019-D Class A2B, 2.79% (LIBOR 1 Month + 1.05%) due 12/15/2059	14,400,000	14,450,744
[b,c]	Navient Student Loan Trust, Series 2016-6A Class A2, 2.542% (LIBOR 1 Month + 0.75%) due 3/25/2066	10,278,256	10,319,221
	Nelnet Student Loan Trust,
[b,c]	Series 2015-2A Class A2, 2.392% (LIBOR 1 Month + 0.60%) due 9/25/2047	38,948,656	38,682,458
[b,c]	Series 2016-A Class A1A, 3.542% (LIBOR 1 Month + 1.75%) due 12/26/2040	5,369,752	5,344,941
[b,c]	Pennsylvania Higher Education Assistance Agency, Series 2012-1A Class A1, 2.342% (LIBOR 1 Month + 0.55%) due 5/25/2057	1,425,599	1,402,744
	SLM Student Loan Trust,
[b]	Series 2011-2 Class A2, 2.992% (LIBOR 1 Month + 1.20%) due 10/25/2034	13,352,000	13,518,616
[b,c]	Series 2011-A Class A3, 4.24% (LIBOR 1 Month + 2.50%) due 1/15/2043	3,880,820	3,897,827
[b]	Series 2013-6 Class A3, 2.442% (LIBOR 1 Month + 0.65%) due 6/25/2055	38,166,137	38,094,041
[b,c]	SMB Private Education Loan Trust, Series 2019-B Class A1, 2.09% (LIBOR 1 Month + 0.35%) due 7/15/2026	12,849,095	12,847,273
			148,430,365
	Total Asset Backed Securities (Cost $1,024,460,440)		1,027,662,761
	Corporate Bonds — 35.8%
	Automobiles & Components — 2.5%
	Automobiles — 2.4%
[a,b,c]	BMW Finance N.V., 2.691% (LIBOR 3 Month + 0.79%) due 8/12/2022	25,800,000	25,988,503
[c]	BMW US Capital, LLC, 3.25% due 8/14/2020	3,892,200	3,926,354
	Daimler Finance North America, LLC,
[b,c]	2.81% (LIBOR 3 Month + 0.90%) due 2/15/2022	19,050,000	19,196,933
[c]	3.40% due 2/22/2022	6,000,000	6,147,867
	Harley-Davidson Financial Services, Inc.,
[c]	2.40% due 6/15/2020	9,827,000	9,827,523
[c]	Series CO, 4.05% due 2/4/2022	7,976,000	8,234,985
	Hyundai Capital America,
[c]	2.85% due 11/1/2022	6,875,000	6,951,621
[c]	3.95% due 2/1/2022	22,900,000	23,548,696
[a,c]	Hyundai Capital Services, Inc., 3.75% due 3/5/2023	7,000,000	7,221,698
[b,c]	Nissan Motor Acceptance Corp., 2.651% (LIBOR 3 Month + 0.65%) due 7/13/2022	1,560,000	1,556,444

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
[b]	Toyota Motor Credit Corp. MTN, 2.305% due 2/13/2020	$ 20,090,000	$ 20,093,186
[c]	Volkswagen Group of America Finance, LLC, 2.50% due 9/24/2021	5,375,000	5,421,883
	Trading Companies & Distributors — 0.1%
[a,c]	Mitsubishi UFJ Lease & Finance Co. Ltd., 3.406% due 2/28/2022	2,800,000	2,860,173
			140,975,866
	Banks — 1.8%
	Banks — 1.8%
[a,b,c]	ABN AMRO Bank N.V., 2.489% (LIBOR 3 Month + 0.57%) due 8/27/2021	6,800,000	6,828,329
[a,b]	Barclays Bank plc, 2.444% (LIBOR 3 Month + 0.46%) due 1/11/2021	7,000,000	7,008,018
[b]	Capital One NA/Mclean VA, 2.724% (LIBOR 3 Month + 0.82%) due 8/8/2022	28,150,000	28,360,760
[b]	Citizens Bank N.A./Providence RI, 2.911% (LIBOR 3 Month + 0.95%) due 3/29/2023	20,500,000	20,738,758
	Goldman Sachs Bank USA,
[b]	2.15% (SOFR + 0.60%) due 5/24/2021	2,825,000	2,826,378
	3.20% due 6/5/2020	5,000,000	5,027,182
	Santander Holdings USA, Inc.,
[c]	3.244% due 10/5/2026	4,940,000	4,994,721
	3.40% due 1/18/2023	7,980,000	8,182,259
[c]	Sovereign Bank Lease Pass-Through Trust, 12.18% due 6/30/2020	890,823	917,557
[a]	Sumitomo Mitsui Banking Corp., 2.65% due 7/23/2020	10,600,000	10,640,863
	Zions Bancorp N.A., 3.35% due 3/4/2022	6,750,000	6,926,196
			102,451,021
	Capital Goods — 0.5%
	Industrial Conglomerates — 0.2%
[b]	General Electric Co. MTN, 2.894% (LIBOR 3 Month + 1.00%) due 3/15/2023	2,625,000	2,634,387
	Ingersoll-Rand Co. (Guaranty: Ingersoll-Rand plc), 6.391% due 11/15/2027	3,000,000	3,562,354
[a]	Pentair Finance Sarl, 4.50% due 7/1/2029	7,930,000	8,364,852
	Machinery — 0.3%
	Nvent Finance Sarl,
[a]	3.95% due 4/15/2023	7,980,000	8,105,501
[a]	4.55% due 4/15/2028	7,023,000	7,290,360
			29,957,454
	Consumer Durables & Apparel — 0.6%
	Household Durables — 0.6%
[a,c]	Panasonic Corp., 2.536% due 7/19/2022	16,810,000	16,956,092
	Tupperware Brands Corp. (Guaranty: Dart Industries, Inc.), 4.75% due 6/1/2021	18,531,000	18,676,345
			35,632,437
	Consumer Services — 0.3%
	Transportation Infrastructure — 0.3%
[a,c]	Adani Ports & Special Economic Zone Ltd., 3.375% due 7/24/2024	13,465,000	13,538,237
	Mexico City Airport Trust,
[a,c]	3.875% due 4/30/2028	2,439,000	2,490,853
[a,c]	4.25% due 10/31/2026	1,864,000	1,947,899
			17,976,989
	Diversified Financials — 6.8%
	Capital Markets — 2.1%
	Ares Capital Corp., 4.20% due 6/10/2024	8,882,000	9,301,194
[c]	Ares Finance Co., LLC, 4.00% due 10/8/2024	5,000,000	4,998,204
	DY8 Leasing, LLC (Guaranty: Export-Import Bank of the United States), 2.627% due 4/29/2026	2,776,042	2,831,307
[a]	Genpact Luxembourg Sarl, 3.375% due 12/1/2024	24,010,000	24,121,357
[c]	GTP Acquisition Partners I, LLC (Guaranty: American Tower Holding Sub II, LLC), 2.35% due 6/15/2045	10,000,000	10,001,605
	Legg Mason, Inc., 4.75% due 3/15/2026	5,000,000	5,473,833
	Main Street Capital Corp., 5.20% due 5/1/2024	2,970,000	3,194,490
	Sandalwood 2013, LLC (Guaranty: Export-Import Bank of the United States), 2.821% due 2/12/2026	3,925,503	4,026,372
	Solar Capital Ltd., 4.50% due 1/20/2023	12,000,000	12,011,590
[a,c]	SumitG Guaranteed Secured Obligation Issuer DAC, 2.251% due 11/2/2020	15,000,000	15,025,814
	TPG Specialty Lending, Inc., 3.875% due 11/1/2024	27,220,000	27,420,492
	Consumer Finance — 0.1%
[b]	Citibank N.A., 2.251% (LIBOR 3 Month + 0.35%) due 2/12/2021	5,750,000	5,760,982

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Diversified Financial Services — 3.2%
[a,b]	Barclays plc, 3.284% (LIBOR 3 Month + 1.38%) due 5/16/2024	$ 17,500,000	$ 17,699,878
[a,c]	BNP Paribas S.A., 3.375% due 1/9/2025	3,000,000	3,115,908
	Citigroup, Inc., 2.65% due 10/26/2020	4,890,000	4,916,691
[a]	Credit Suisse Group Funding Guernsey Ltd. (Guaranty: Credit Suisse Group AG), 3.125% due 12/10/2020	10,000,000	10,089,147
	Deutsche Bank AG,
[a,b]	2.768% (LIBOR 3 Month + 0.82%) due 1/22/2021	8,650,000	8,613,592
[a,b]	3.149% (LIBOR 3 Month + 1.23%) due 2/27/2023	17,100,000	16,758,855
[a]	5.00% due 2/14/2022	6,350,000	6,632,929
	Goldman Sachs Group, Inc.,
[b]	3.046% (LIBOR 3 Month + 1.11%) due 4/26/2022	10,931,000	11,040,652
[b]	3.094% (LIBOR 3 Month + 1.20%) due 9/15/2020	7,930,000	7,980,794
	JPMorgan Chase & Co.,
[b]	2.435% (LIBOR 3 Month + 0.55%) due 3/9/2021	6,440,000	6,440,878
[b]	3.387% (LIBOR 3 Month + 1.48%) due 3/1/2021	7,000,000	7,093,037
[a]	Mitsubishi UFJ Financial Group, Inc., 2.623% due 7/18/2022	17,800,000	18,043,374
[a,i]	Mizuho Financial Group, Inc., 3.922% (LIBOR 3 Month + 1.00%) due 9/11/2024	10,850,000	11,399,994
	Morgan Stanley,
[b]	2.372% (SOFR + 0.83%) due 6/10/2022	4,675,000	4,701,817
	2.80% due 6/16/2020	1,350,000	1,355,611
	Private Export Funding Corp. (Guaranty: Export-Import Bank of the United States), Series KK, 3.55% due 1/15/2024	10,000,000	10,681,213
	Royal Bank of Scotland Group plc,
[a,b]	3.38% (LIBOR 3 Month + 1.47%) due 5/15/2023	1,952,000	1,973,503
[a,i]	4.269% (LIBOR 3 Month + 1.76%) due 3/22/2025	5,000,000	5,312,267
	Societe Generale S.A.,
[a,c]	3.875% due 3/28/2024	8,000,000	8,414,048
[a,c]	4.25% due 9/14/2023	12,000,000	12,745,566
[a,b,c]	UBS Group Funding Switzerland AG, 3.766% (LIBOR 3 Month + 1.78%) due 4/14/2021	5,800,000	5,908,839
	Insurance — 1.2%
	AIG Global Funding,
[b,c]	2.389% (LIBOR 3 Month + 0.48%) due 7/2/2020	3,000,000	3,005,532
[b,c]	2.407% (LIBOR 3 Month + 0.46%) due 6/25/2021	9,910,000	9,947,171
	ALEX Alpha, LLC (Guaranty: Export-Import Bank of the United States), 1.617% due 8/15/2024	2,065,217	2,050,971
[a]	Gate Capital Cayman One Ltd. (Guaranty: Export-Import Bank of the United States), 1.839% due 3/27/2021	2,122,364	2,123,438
[c]	Global Atlantic Fin Co., 4.40% due 10/15/2029	27,285,000	26,938,203
	Helios Leasing I, LLC (Guaranty: Export-Import Bank of the United States), 1.562% due 9/28/2024	2,517,624	2,491,285
[c]	Protective Life Global Funding, 2.615% due 8/22/2022	7,500,000	7,585,894
	Santa Rosa Leasing, LLC (Guaranty: Export-Import Bank of the United States),
	1.472% due 11/3/2024	7,043,848	6,962,282
	1.693% due 8/15/2024	2,475,552	2,461,983
	Union 13 Leasing, LLC (Guaranty: Export-Import Bank of the United States), 1.682% due 12/19/2024	6,608,993	6,560,542
	Mortgage Real Estate Investment Trusts — 0.2%
	Senior Housing Properties Trust, 4.75% due 2/15/2028	13,026,000	13,150,096
			388,363,230
	Energy — 2.7%
	Energy Equipment & Services — 0.3%
[c]	Hanwha Energy USA Holdings Corp., 2.375% due 7/30/2022	5,100,000	5,124,332
	Oceaneering International, Inc., 4.65% due 11/15/2024	10,000,000	9,800,000
[a,c,j,k]	Schahin II Finance Co. SPV Ltd., 5.875% due 9/25/2022	4,082,733	306,205
	Oil, Gas & Consumable Fuels — 2.4%
[b]	BP Capital Markets America, Inc., 2.553% (LIBOR 3 Month + 0.65%) due 9/19/2022	6,771,000	6,804,973
	Buckeye Partners L.P., 4.15% due 7/1/2023	7,000,000	7,038,356
[c]	Colorado Interstate Gas Co., LLC / Colorado Interstate Issuing Corp., 4.15% due 8/15/2026	4,253,000	4,467,919
[c]	Enable Oklahoma Intrastate Transmission, LLC (Guaranty: Enable Midstream Partners L.P.), 6.25% due 3/15/2020	3,640,000	3,666,295
	Energen Corp., 4.625% due 9/1/2021	10,000,000	10,234,900
	EQT Midstream Partners L.P., Series 5Y, 4.75% due 7/15/2023	11,440,000	11,476,510
[c]	Florida Gas Transmission Co., LLC, 3.875% due 7/15/2022	10,435,000	10,731,817
	Gulf South Pipeline Co. L.P., 4.00% due 6/15/2022	13,850,000	14,273,099
	Midwest Connector Capital Co., LLC,
[c]	3.625% due 4/1/2022	5,520,000	5,651,947
[c]	3.90% due 4/1/2024	5,555,000	5,831,853
	NuStar Logistics L.P., 4.75% due 2/1/2022	5,000,000	5,150,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Occidental Petroleum Corp.,
[b]	3.155% (LIBOR 3 Month + 1.25%) due 8/13/2021	$ 3,950,000	$ 3,970,973
[b]	3.36% (LIBOR 3 Month + 1.45%) due 8/15/2022	11,200,000	11,259,851
[a]	Petroleos Mexicanos (Guaranty: Export-Import Bank of the United States), 6.50% due 1/23/2029	10,007,000	10,527,364
[a,c]	Sinopec Group Overseas Development 2018 Ltd., 3.75% due 9/12/2023	11,800,000	12,346,187
[c]	Texas Gas Transmission, LLC, 4.50% due 2/1/2021	17,624,000	17,924,771
			156,587,352
	Food & Staples Retailing — 0.3%
	Food & Staples Retailing — 0.3%
[a,c]	Alimentation Couche-Tard, Inc., 2.70% due 7/26/2022	15,850,000	16,024,248
			16,024,248
	Food, Beverage & Tobacco — 1.5%
	Beverages — 0.2%
[a,c]	Becle SAB de CV, 3.75% due 5/13/2025	13,750,000	14,095,954
	Food Products — 0.8%
[b]	Conagra Brands, Inc., 2.512% (LIBOR 3 Month + 0.50%) due 10/9/2020	14,850,000	14,872,155
	General Mills, Inc.,
[b]	2.541% (LIBOR 3 Month + 0.54%) due 4/16/2021	3,380,000	3,390,912
[b]	3.012% (LIBOR 3 Month + 1.01%) due 10/17/2023	6,475,000	6,573,676
	JM Smucker Co., 2.50% due 3/15/2020	10,494,000	10,502,391
[b]	Kraft Heinz Foods Co. (Guaranty: Kraft Heinz Co.), 2.471% (LIBOR 3 Month + 0.57%) due 2/10/2021	6,693,000	6,702,514
[b]	Tyson Foods, Inc., 2.457% (LIBOR 3 Month + 0.55%) due 6/2/2020	2,850,000	2,853,784
	Tobacco — 0.5%
	Altria Group, Inc., 4.40% due 2/14/2026	3,683,000	4,003,959
	Altria Group, Inc. (Guaranty: Philip Morris USA, Inc.), 2.625% due 1/14/2020	5,790,000	5,790,804
[b]	BAT Capital Corp., 2.499% (LIBOR 3 Month + 0.59%) due 8/14/2020	7,370,000	7,382,823
[a,c]	BAT International Finance plc, 3.95% due 6/15/2025	3,000,000	3,173,686
[a,c]	Imperial Brands Finance plc, 3.50% due 7/26/2026	3,000,000	3,017,536
	Reynolds American, Inc., 6.875% due 5/1/2020	5,000,000	5,079,907
			87,440,101
	Healthcare Equipment & Services — 0.3%
	Health Care Providers & Services — 0.3%
	Catholic Health Initiatives, 2.95% due 11/1/2022	7,000,000	7,132,535
[b]	CVS Health Corp., 2.515% (LIBOR 3 Month + 0.63%) due 3/9/2020	778,000	778,617
	Express Scripts Holding Co., 2.60% due 11/30/2020	9,750,000	9,804,731
			17,715,883
	Household & Personal Products — 0.1%
	Household Products — 0.1%
[a,c]	Kimberly-Clark de Mexico SAB de CV, 3.80% due 4/8/2024	3,000,000	3,060,000
			3,060,000
	Insurance — 3.5%
	Insurance — 3.5%
[a,c]	DaVinciRe Holdings Ltd., 4.75% due 5/1/2025	10,260,000	10,730,379
	Enstar Group Ltd.,
[a]	4.50% due 3/10/2022	1,950,000	2,021,953
[a]	4.95% due 6/1/2029	19,899,000	21,322,289
[a]	Fairfax Financial Holdings Ltd., 4.85% due 4/17/2028	2,034,000	2,216,334
	Horace Mann Educators Corp., 4.50% due 12/1/2025	4,800,000	5,067,473
	Infinity Property & Casualty Corp., 5.00% due 9/19/2022	4,690,000	4,980,164
	Jackson National Life Global Funding,
[c]	2.20% due 1/30/2020	8,000,000	8,000,634
[b,c]	2.368% (LIBOR 3 Month + 0.48%) due 6/11/2021	6,150,000	6,172,825
[c]	3.25% due 1/30/2024	10,000,000	10,375,801
[a,c]	Lancashire Holdings Ltd., 5.70% due 10/1/2022	11,000,000	11,506,297
[c]	MassMutual Global Funding II, 2.95% due 1/11/2025	25,000,000	25,680,506
	Mercury General Corp., 4.40% due 3/15/2027	6,706,000	7,050,789
[b,c]	Metropolitan Life Global Funding, 2.11% (SOFR + 0.57%) due 9/7/2020	7,760,000	7,774,861
[a]	Montpelier Re Holdings Ltd., 4.70% due 10/15/2022	5,000,000	5,275,929
[c]	Protective Life Corp., 3.40% due 1/15/2030	19,740,000	20,038,053
[b,c]	Protective Life Global Funding, 2.481% (LIBOR 3 Month + 0.52%) due 6/28/2021	17,000,000	17,077,813

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	Reliance Standard Life Global Funding II,
[c]	2.50% due 1/15/2020	$ 15,000,000	$ 15,000,756
[c]	3.05% due 1/20/2021	4,662,000	4,712,099
[c]	3.85% due 9/19/2023	9,950,000	10,435,217
[c]	Sammons Financial Group, Inc., 4.45% due 5/12/2027	7,950,000	8,220,551
			203,660,723
	Materials — 1.1%
	Chemicals — 0.8%
[b,c]	Albemarle Corp., 2.941% (LIBOR 3 Month + 1.05%) due 11/15/2022	5,012,000	5,021,297
[b,c]	Chevron Phillips Chemical Co., LLC / Chevron Phillips Chemical Co., L.P., 2.659% (LIBOR 3 Month + 0.75%) due 5/1/2020	29,900,000	29,956,373
	DuPont de Nemours, Inc., 4.205% due 11/15/2023	3,875,000	4,146,050
[a,c]	OCP S.A., 5.625% due 4/25/2024	8,555,000	9,454,592
	Metals & Mining — 0.3%
	AngloGold Ashanti Holdings plc (Guaranty: AngloGold Ashanti Ltd.),
[a]	5.125% due 8/1/2022	6,500,000	6,877,195
[a]	5.375% due 4/15/2020	8,100,000	8,160,441
			63,615,948
	Media & Entertainment — 0.2%
	Interactive Media & Services — 0.2%
[a]	Baidu, Inc., 3.875% due 9/29/2023	6,000,000	6,252,087
[a,c]	Tencent Holdings Ltd., 2.985% due 1/19/2023	6,450,000	6,549,501
			12,801,588
	Pharmaceuticals, Biotechnology & Life Sciences — 1.1%
	Pharmaceuticals — 1.1%
	AbbVie, Inc.,
[c]	2.95% due 11/21/2026	2,460,000	2,504,683
	3.75% due 11/14/2023	6,820,000	7,178,878
	Allergan Funding SCS,
[a,b]	3.142% (LIBOR 3 Month + 1.26%) due 3/12/2020	5,000,000	5,009,390
[a]	3.45% due 3/15/2022	5,000,000	5,114,823
[a,b]	AstraZeneca plc, 2.569% (LIBOR 3 Month + 0.67%) due 8/17/2023	10,524,000	10,549,257
	Bayer US Finance II, LLC,
[b,c]	2.577% (LIBOR 3 Month + 0.63%) due 6/25/2021	9,500,000	9,529,976
[c]	4.25% due 12/15/2025	2,500,000	2,698,125
	Bristol-Myers Squibb Co.,
[c]	2.75% due 2/15/2023	2,265,000	2,308,455
[c]	3.25% due 2/20/2023	9,936,000	10,290,911
[a]	Shire Acquisitions Investments Ireland DAC, 2.40% due 9/23/2021	4,959,000	4,987,206
	Zoetis, Inc., 3.45% due 11/13/2020	2,000,000	2,021,580
			62,193,284
	Real Estate — 1.6%
	Equity Real Estate Investment Trusts — 1.6%
	American Tower Corp., 3.375% due 5/15/2024	26,600,000	27,576,148
	SBA Tower Trust,
[c]	2.836% due 1/15/2025	12,525,000	12,652,667
[c]	2.877% due 7/15/2046	9,500,000	9,531,672
[c]	3.156% due 10/10/2045	23,975,000	23,999,083
	Washington Real Estate Investment Trust, 4.95% due 10/1/2020	19,100,000	19,222,328
			92,981,898
	Retailing — 0.4%
	Multiline Retail — 0.4%
[b]	Dollar Tree, Inc., 2.702% (LIBOR 3 Month + 0.70%) due 4/17/2020	6,185,000	6,186,149
	Family Dollar Stores, Inc., 5.00% due 2/1/2021	18,475,000	19,033,499
			25,219,648
	Semiconductors & Semiconductor Equipment — 0.4%
	Semiconductors & Semiconductor Equipment — 0.4%
	Broadcom Corp. / Broadcom Cayman Finance Ltd.,
	2.375% due 1/15/2020	8,875,000	8,875,396
	3.625% due 1/15/2024	15,033,000	15,580,573

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
			24,455,969
	Software & Services — 0.9%
	Information Technology Services — 0.4%
	Leidos Holdings, Inc. (Guaranty: Leidos, Inc.), 4.45% due 12/1/2020	$ 2,000,000	$ 2,025,880
	Total System Services, Inc.,
	3.80% due 4/1/2021	3,000,000	3,059,017
	4.00% due 6/1/2023	14,735,000	15,503,843
	Western Union Co., 2.85% due 1/10/2025	2,306,000	2,313,789
	Interactive Media & Services — 0.1%
[a]	Baidu, Inc., 4.375% due 5/14/2024	6,376,000	6,796,460
	Software — 0.4%
	Autodesk, Inc., 3.125% due 6/15/2020	1,945,000	1,951,269
	Broadridge Financial Solutions, Inc., 3.95% due 9/1/2020	8,000,000	8,100,978
	CA, Inc., 3.60% due 8/15/2022	3,000,000	3,069,364
	VMware, Inc., 2.30% due 8/21/2020	7,925,000	7,936,196
			50,756,796
	Technology Hardware & Equipment — 1.8%
	Communications Equipment — 0.9%
	Juniper Networks, Inc., 3.75% due 8/15/2029	9,467,000	9,847,246
	Motorola Solutions, Inc., 4.60% due 2/23/2028 - 5/23/2029	21,409,000	23,256,892
[a]	Telefonaktiebolaget LM Ericsson, 4.125% due 5/15/2022	21,215,000	22,050,447
	Electronic Equipment, Instruments & Components — 0.8%
[a]	Allegion plc, 3.50% due 10/1/2029	5,395,000	5,491,923
	Ingram Micro, Inc., 5.45% due 12/15/2024	5,596,000	5,880,084
	PerkinElmer, Inc., 3.30% due 9/15/2029	11,690,000	11,941,492
	Tech Data Corp., 4.95% due 2/15/2027	3,539,000	3,655,513
	Trimble, Inc., 4.75% due 12/1/2024	17,000,000	18,365,568
	Office Electronics — 0.1%
	Lexmark International, Inc., 7.125% due 3/15/2020	5,375,000	5,269,650
			105,758,815
	Telecommunication Services — 1.4%
	Diversified Telecommunication Services — 0.4%
	AT&T, Inc.,
[b]	2.891% (LIBOR 3 Month + 0.93%) due 6/30/2020	4,950,000	4,967,564
[b]	3.067% (LIBOR 3 Month + 1.18%) due 6/12/2024	10,000,000	10,173,517
	7.85% due 1/15/2022	3,000,000	3,318,777
	Qwest Corp., 6.75% due 12/1/2021	3,000,000	3,230,130
	Media — 0.1%
[b,c]	NBCUniversal Enterprise, Inc., 2.309% (LIBOR 3 Month + 0.40%) due 4/1/2021	7,800,000	7,819,504
	Wireless Telecommunication Services — 0.9%
	Sprint Communications, Inc., 9.25% due 4/15/2022	44,854,000	51,245,695
			80,755,187
	Transportation — 0.3%
	Air Freight & Logistics — 0.2%
	TTX Co.,
[c]	4.15% due 1/15/2024	6,000,000	6,385,190
[c]	5.453% due 1/2/2022	1,646,056	1,706,433
	Airlines — 0.1%
	American Airlines Pass Through Trust, Series 2013-2 Class A, 4.95% due 1/15/2023	3,715,630	3,873,411
	US Airways Pass Through Trust, Series 2010-1 Class A, 6.25% due 4/22/2023	3,390,220	3,676,992
	Diversified Consumer Services — 0.0%
	University of Chicago, Series 12-B, 3.065% due 10/1/2024	863,000	875,933
			16,517,959
	Utilities — 5.7%
	Electric Utilities — 5.1%
[c]	Alliant Energy Finance, LLC, 3.75% due 6/15/2023	11,865,000	12,386,205
	Appalachian Power Co., 3.40% due 6/1/2025	7,000,000	7,276,971
	Avangrid, Inc.,
	3.15% due 12/1/2024	8,870,000	9,157,756

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	3.80% due 6/1/2029	$ 3,986,000	$ 4,229,916
	CenterPoint Energy, Inc., 3.60% due 11/1/2021	8,901,000	9,134,204
[b]	Consolidated Edison Co. of New York, Inc., Series C, 2.347% (LIBOR 3 Month + 0.40%) due 6/25/2021	19,496,000	19,548,662
	Duke Energy Florida Project Finance, LLC, Series 2018, 1.196% due 3/1/2022	1,543,768	1,543,943
	Edison International, 2.40% due 9/15/2022	4,900,000	4,888,243
[a,c]	Electricite de France S.A., 4.60% due 1/27/2020	5,955,000	5,965,001
[a,c]	Enel Finance International N.V., 4.625% due 9/14/2025	18,443,000	20,126,598
	Entergy Louisiana, LLC, 4.80% due 5/1/2021	4,300,000	4,421,086
	Entergy Mississippi, Inc., 3.25% due 12/1/2027	4,727,000	4,925,210
	Entergy Texas, Inc., 3.45% due 12/1/2027	12,000,000	12,422,997
	Evergy, Inc., 2.45% due 9/15/2024	4,895,000	4,924,064
	Eversource Energy, 3.80% due 12/1/2023	12,395,000	13,055,640
	Exelon Corp., 2.85% due 6/15/2020	2,950,000	2,956,785
	Georgia Power Co., Series A, 2.20% due 9/15/2024	12,000,000	12,001,531
[c]	Jersey Central Power & Light Co., 4.30% due 1/15/2026	14,005,000	15,250,924
[c]	Metropolitan Edison Co., 4.30% due 1/15/2029	3,970,000	4,426,553
[c]	Midland Cogeneration Venture L.P., 6.00% due 3/15/2025	4,527,648	4,540,369
[b]	Mississippi Power Co., 2.597% (LIBOR 3 Month + 0.65%) due 3/27/2020	7,307,000	7,309,730
[c]	Monongahela Power Co., 4.10% due 4/15/2024	5,000,000	5,357,034
	NextEra Energy Capital Holdings, Inc.,
	2.403% due 9/1/2021	14,671,000	14,776,823
	3.342% due 9/1/2020	9,742,000	9,827,279
	Northern States Power Co., 3.30% due 6/15/2024	10,000,000	10,418,353
	PNM Resources, Inc., 3.25% due 3/9/2021	7,784,000	7,875,140
	Public Service Co. of New Mexico, 5.35% due 10/1/2021	3,000,000	3,132,936
	San Diego Gas & Electric Co., 3.60% due 9/1/2023	4,212,000	4,404,556
	SCANA Corp. MTN, 4.125% due 2/1/2022	3,937,000	4,046,043
	Southern Co., 3.25% due 7/1/2026	8,075,000	8,413,284
	Southern Power Co.,
[b,c]	2.458% (LIBOR 3 Month + 0.55%) due 12/20/2020	1,875,000	1,875,457
	Series 15B, 2.375% due 6/1/2020	9,793,000	9,803,390
[a,c]	State Grid Overseas Investment (2016) Ltd. (Guaranty: State Grid Corp. of China), 2.25% due 5/4/2020	10,000,000	9,999,500
	Toledo Edison Co., 7.25% due 5/1/2020	167,000	169,381
[a,c]	Transelec S.A., 4.25% due 1/14/2025	6,000,000	6,307,560
	UIL Holdings Corp., 4.625% due 10/1/2020	13,335,000	13,581,863
	WEC Energy Group, Inc., 3.375% due 6/15/2021	4,660,000	4,754,618
	Gas Utilities — 0.6%
	Dominion Energy Gas Holdings, LLC, 2.80% due 11/15/2020	5,225,000	5,261,643
[c]	SEMCO Energy, Inc., 5.15% due 4/21/2020	3,000,000	3,026,126
	Southern Co. Gas Capital Corp., 3.50% due 9/15/2021	9,925,000	10,129,997
[b]	WGL Holdings, Inc., 2.437% (LIBOR 3 Month + 0.55%) due 3/12/2020	12,318,000	12,312,268
			325,965,639
	Total Corporate Bonds (Cost $2,018,377,987)		2,060,868,035
	Loan Participations — 0.2%
	Utilities — 0.2%
	Electric Utilities — 0.2%
[l]	Pacific Gas & Electric Co., 3.97% (LIBOR 1 Month + 2.25%) due 12/31/2020	14,250,000	14,250,000
			14,250,000
	Total Loan Participations (Cost $14,210,048)		14,250,000
	Municipal Bonds — 1.4%
	California School Finance Authority (LOC City National Bank), 5.041% due 7/1/2020	4,000,000	4,053,680
	Colorado Educational & Cultural Facilities Authority,
	Series B Class B,
	2.244% due 3/1/2021	450,000	452,309
	2.474% due 3/1/2022	600,000	606,804
	Series B, 2.691% due 3/1/2023	580,000	591,699
	Fort Collins Electric Utility Enterprise Revenue ETM, Series B-Qualified Energy, 4.92% due 12/1/2020	1,130,000	1,162,341
	Los Angeles County Public Works Financing Authority, 5.591% due 8/1/2020	3,350,000	3,422,226
	Municipal Improvement Corp. of Los Angeles (Build America-BDS-Recovery Zone), Series B, 6.165% due 11/1/2020	6,125,000	6,341,212
	New Jersey Transportation Trust Fund Authority,

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

		PRINCIPAL AMOUNT	VALUE
	2.551% due 6/15/2023	$ 1,170,000	$ 1,173,510
	2.631% due 6/15/2024	860,000	862,769
	New York City Transitional Finance Authority Future Tax Secured Revenue (Build America Bonds), 4.075% due 11/1/2020	2,500,000	2,547,025
	New York State Urban Development Corp., Series D-1, 2.55% due 3/15/2022	29,675,000	30,167,902
	Oklahoma Development Finance Authority, 8.00% due 5/1/2020	410,000	412,907
	Orleans Parish Parishwide School District (Insured: AGM) GO, Series B, 4.40% due 2/1/2021	10,000,000	10,263,400
	Redlands Redevelopment Agency Successor Agency (Insured: AMBAC) ETM, Series A, 5.818% due 8/1/2022	810,000	861,208
	Rutgers The State University of New Jersey, Series K, 3.028% due 5/1/2021	1,500,000	1,521,285
	San Bernardino County Redevelopment Agency Successor Agency, Series A, 7.135% due 9/1/2020	290,000	298,784
	State of Connecticut GO,
	Series A,
	3.471% due 9/15/2022	4,695,000	4,861,485
	4.00% due 9/15/2021	3,980,000	4,109,151
	Tampa-Hillsborough County Expressway Authority, Series C, 2.84% due 7/1/2020	1,750,000	1,757,910
	Wallenpaupack Area School District (State Aid Withholding) GO, Series B, 4.00% due 9/1/2020	2,750,000	2,788,582
	Total Municipal Bonds (Cost $76,704,695)		78,256,189
	Short-Term Investments — 7.0%
	Bank of New York Tri-Party Repurchase Agreement, 1.74% dated 12/31/2019 due 1/2/2020, repurchase $120,011,600 collateralized by 35 corporate debt securities, having an average coupon of 3.55%, a minimum credit rating of BBB-, maturity dates from 1/2/2020 to 6/1/2044, and having an aggregate market value of $128,747,578 at 12/31/2019	120,000,000	120,000,000
	Federal Agricultural Mortgage Corp., Discount Notes, 1.166% due 1/2/2020	50,000,000	49,998,403
	Federal Home Loan Bank Discount Notes,
	1.014% due 1/2/2020	36,026,000	36,024,999
	1.115% due 1/6/2020	2,485,000	2,484,620
	1.217% due 1/6/2020	50,000,000	49,991,667
[c]	Home Depot, Inc., 1.45% due 1/7/2020	8,575,000	8,572,928
	Northern ll Gas Corp., 1.70% due 1/2/2020	27,000,000	26,998,725
[c]	Stanley Works (The), 1.65% due 1/6/2020	14,480,000	14,476,681
	United States Treasury Bill,
	0.80% due 1/7/2020	25,000,000	24,996,667
	1.185% due 1/2/2020	25,000,000	24,999,177
	Wisconsin Gas Co., 1.80% due 1/3/2020	27,000,000	26,997,300
	Wisconsin Public Service Corp., 1.90% due 1/2/2020	18,000,000	17,999,050
	Total Short-Term Investments (Cost $403,540,217)		403,540,217
	Total Investments — 99.5% (Cost $5,665,346,970)		$5,732,620,550
	Other Assets Less Liabilities — 0.5%		31,463,487
	Net Assets — 100.0%		$5,764,084,037

Footnote Legend
a	Yankee bond denominated in U.S. dollars and is issued in the U.S. by foreign banks and corporations.
b	Floating Rate Security. Stated interest/floor rate was in effect at December 31, 2019.
c	Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of December 31, 2019, the aggregate value of these securities in the Fund’s portfolio was $2,178,251,001, representing 37.79% of the Fund’s net assets.
d	Security currently fair valued by the Valuation and Pricing Committee using procedures approved by the Trustees’ Audit Committee.
e	Coupon rate adjusts periodically based upon a predetermined schedule. Stated interest rate in effect at December 31, 2019.
f	Variable rate coupon, rate shown as of December 31, 2019
g	Interest Only
h	When-issued security.
i	Fixed to floating security that initially pays a fixed rate and converts to a floating rate coupon at a specified date in the future. The rate presented is a fixed rate.
j	Bond in default.
k	Non-income producing.
l	The stated coupon rate represents the greater of the LIBOR or the LIBOR floor rate plus a spread at December 31, 2019.
Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CMO	Collateralized Mortgage Obligation
ETM	Escrowed to Maturity
FDIC	Federal Deposit Insurance Corporation
GO	General Obligation
H15T1Y	US Treasury Yield Curve Rate T-Note Constant Maturity 1 Year
IO	Interest Only Security

SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

LIBOR	London Interbank Offered Rates
LOC	Letter of Credit
Mtg	Mortgage
MTN	Medium-Term Note
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SPV	Special Purpose Vehicle
VA	Veterans Affairs

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg Limited Term Income Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust was organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987 and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-two separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers seven classes of shares of beneficial interest: Class A, Class C, Institutional Class (“Class I”), and Retirement Classes (“Class R3,” “Class R4,” “Class R5,” and “Class R6”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed in accordance with policies and procedures adopted by and under the oversight of the Trustees.
The Trustees of the Trust have appointed Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor") to assist the Trustees with obtaining fair market values for portfolio investments, evaluating and monitoring professional pricing service providers appointed by the Trustees’ Audit Committee (the "Audit Committee") to assist in determining fair values for portfolio investments, assisting in calculating fair values for portfolio investments in certain circumstances, and performing other functions in connection with the valuation of investments. The Advisor acts through its Valuation and Pricing Committee (the “Committee”) and other employees of the Advisor. The Committee regularly reviews its own valuation calculations, reviews the valuations, valuation techniques and services furnished by pricing service providers, considers circumstances which may require valuation calculations by the Committee, and reviews previous valuation calculations. The Committee reports to the Audit Committee on the Committee’s activities, the performance of pricing service providers, and other matters relating to valuation of portfolio investments.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods approved by the Audit Committee. Because fair values calculated by the Committee are estimates, the calculation of a value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Audit Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee calculates a fair value for the obligation using alternative methods under procedures approved by the Audit Committee. Additionally, in cases when management believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee calculates a fair value for the obligation using an alternative method approved by the Audit Committee.
Valuation Hierarchy: The Fund categorizes its investments based upon the inputs used in valuing those investments, according to a three-level hierarchy established in guidance from the Financial Accounting Standards Board (the "FASB"). Categorization of investments using this hierarchy is intended by the FASB to maximize the use of observable inputs in valuing investments and minimize the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in valuing an investment based on available market information. Unobservable inputs are those that reflect assumptions about the information market participants would use in valuing an investment. An investment’s level within the hierarchy is based on the lowest level input that is deemed significant to the valuation. The methodologies and inputs used to value investments are not necessarily indications of the risk or liquidity associated with those investments.
Various inputs are used in calculating valuations for the Fund’s investments. These inputs are generally summarized according to the three-level hierarchy below:
Level 1: Quoted prices in active markets for identical investments.
Level 2: Other direct or indirect significant observable inputs (including quoted prices for similar investments in active markets and other observable inputs, such as interest rates, prepayment rates, credit ratings, etc.).
Level 3: Significant unobservable inputs (including the Committee’s own assumptions in calculating the fair values of investments).
Valuations for debt obligations held by the Fund are typically calculated by pricing service providers approved by the Audit Committee and are generally characterized as Level 2 within the valuation hierarchy.

NOTES TO SCHEDULE OF INVESTMENTS, Continued
Thornburg Limited Term Income Fund	December 31, 2019 (Unaudited)

In a limited number of cases the Committee calculates a fair value for investments using broker quotations or other methods approved by the Audit Committee. When the Committee uses a single broker quotation to calculate a fair value for an investment without other significant observable inputs, or if a fair value is calculated using other significant inputs that are considered unobservable, the investment is characterized as Level 3 within the hierarchy. Other significant unobservable inputs used to calculate a fair value in these instances might include an income-based valuation approach which considers discounted anticipated future cash flows from the investment and application of discounts due to the nature or duration of any restrictions on the disposition of the investment.
Valuations based upon the use of inputs from Levels 1, 2 or 3 may not represent the actual price received upon the disposition of an investment, and the Fund may receive a price that is lower than the valuation based upon these inputs when it sells the investment.